Summary of Significant Accounting Policies - Summary of Fixed Rate Notes Payable (Details) - Fixed Rate Secured Debt - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 531,400	$ 505,700
Carrying Value	$ 554,348	$ 523,019